Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net income (loss)	$ (5,074)	$ (7,852)	$ (24,094)	$ 43,822	$ (21,584)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	26	185	423	1,002	1,309
Stock-based compensation expense	505	843	3,089	6,801	5,488
Change in common stock warrant fair value	664	(370)	(121)	(16,773)	(9,344)
(Gain) loss on sale of investments, property and equipment	(21)	9	(122)	14	(3)
Changes in operating assets and liabilities:
Collaboration receivable/payable	(129)	1,114	2,020	5,357	10,846
Prepaid expenses and other assets	271	719	2,142	(774)	1,314
Accounts payable	(494)	838	97	(1,349)	385
Accrued clinical and development expenses	(599)	(3,509)	(6,057)	836	(1,446)
Accrued liabilities	816	(2,582)	(2,381)	89	19
Deferred rent	(27)	(22)	(95)	(112)	3
Deferred revenue			0	(76,916)	(14,722)
Net cash used in operating activities	(4,062)	(10,627)	(25,099)	(38,003)	(27,735)
Cash flows from investing activities:
Acquisition of property and equipment			0	(109)	(224)
Issuance of promissory notes to Molecular Templates, Inc.	(2,000)	0
Purchases of marketable securities	(299)	(7,495)	(17,448)	(56,793)	(44,911)
Proceeds from sale of property and equipment	100	0	131	0	0
Proceeds from sales of marketable securities			0	1,997	14,584
Proceeds from maturities of marketable securities	7,141	19,731	43,350	65,223	53,878
Net cash provided by investing activities	4,942	12,236	26,033	10,318	23,327
Cash flows from financing activities:
Proceeds from issuance of common stock	7	13	28	28,883	5,520
Net cash provided by financing activities	7	13	28	28,883	5,520
Net increase in cash and cash equivalents	887	1,622	962	1,198	1,112
Cash and cash equivalents, beginning of period	10,551	9,589	9,589	8,391	7,279
Cash and cash equivalents, end of period	$ 11,438	$ 11,211	$ 10,551	$ 9,589	$ 8,391